Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
revenues	$ 49,991	$ 31,865	$ 208,176	$ 67,500
cost of goods sold	$ 49,991	$ 31,865	$ 208,176	$ 67,500
gross profit
operating expenses
Research and development	$ 599,641	$ 1,111,526	$ 1,225,703	$ 2,770,964
Selling, general and administrative	330,695	466,874	1,555,793	2,118,973
Depreciation expense	1,112	771	3,337	2,314
Operating loss before other items and income tax	(931,448)	(1,579,171)	(2,784,833)	(4,892,251)
iNTEREST INCOME	$ 2	$ 76	$ 4	$ 694
Income tax expense (benefit)
net loss availAble to common stockholders	$ (931,446)	$ (1,579,095)	$ (2,784,829)	$ (4,891,557)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (931,446)	$ (1,579,095)	$ (2,784,829)	$ (4,891,557)
basic and diluted loss per common share	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.09)
weighted average shares outstanding	61,735,634	58,005,199	60,176,839	56,776,286